10. COMMON STOCK	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 10. COMMON STOCK

Share issuances

No shares were issued during the three months ended March 31, 2015.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for stock options granted to non-employees is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees is re-measured on each balance sheet date using the Black-Scholes option pricing model.

The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying dividends on its common stock; therefore, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of Nil in determining the expense recorded in the accompanying Statements of Operations and Comprehensive Loss.

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2013	14,400,500	1.22
Granted	2,815,000	0.21
Expired	(2,811,500)	1.99
Forfeited	(625,000)	1.43
Balance at December 31, 2014	13,779,000	0.85
Expired	(80,000)	0.46
Balance at March 31, 2015	13,699,000	0.85

The number of stock options exercisable at March 31, 2015 was 13,699,000.

At March 31, 2015, the following stock options were outstanding:

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

300,000	2.34	-	September 22, 2015	300,000	-
1,172,500	2.86	-	November 22, 2015	1,172,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,561,500	1.25	-	January 6, 2017	1,561,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,630,000	0.56	-	March 15, 2018	4,630,000	-
50,000	0.32	-	April 9, 2018	50,000	-
150,000	0.34	-	June 27, 2018	150,000	-
2,345,000	0.30	-	December 19, 2018	2,345,000	-
2,815,000	0.21	56,300	December 22, 2019	2,815,000	56,300
13,699,000		$56,300		13,699,000	$56,300

The aggregate intrinsic value in the preceding table represents the total intrinsic value, based on the Company’s closing stock price of C$0.23 per share as of March 31, 2015, which would have been received by the option holders had all option holders exercised their options as of that date. The total number of in-the-money options vested and exercisable as of March 31, 2015 was $56,300. The total intrinsic value of options exercised during the three months ended March 31, 2015 was $Nil (March 31, 2014 - $Nil).

Subsequent to March 31, 2015, 30,000 stock options with an exercise price of C$0.21 were exercised.

Stock-based compensation

No stock options were granted during the three months ended March 31, 2015 and 2014.